UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2503
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 08/31
Date of reporting period: 05/31

Portfolio of Investments
RiverSource Diversified Bond Fund
May 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (112.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)

Foreign Agencies (0.2%)(c)
Pemex Project Funding Master Trust
03-01-18	5.75%	$1,790,000	(p)	$1,682,600
06-15-35	6.63	2,543,000	(p)	2,363,045
Petroleos de Venezuela
04-12-17	5.25	4,359,000		1,852,575

Total				5,898,220

Sovereign (0.6%)(c)
Republic of Argentina
09-12-13	7.00	2,762,000		1,204,079
Republic of Argentina
Sr Unsecured
12-15-35	0.00	3,350,000	(e)	107,870
Republic of El Salvador
06-15-35	7.65	1,313,000	(d)	1,113,424
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	1,522,000	(d)	1,453,510
10-12-35	8.50	987,000	(d)	1,006,740
01-17-38	7.75	850,000	(d)	790,500
Republic of Philippines
01-15-16	8.00	425,000		474,938
01-14-31	7.75	1,979,000		2,142,267
Republic of Turkey
09-26-16	7.00	450,000		454,500
04-03-18	6.75	1,429,000		1,386,130
03-17-36	6.88	3,506,000		3,172,929
Republic of Turkey
Sr Unsecured
11-07-19	7.50	1,400,000		1,422,400
Republic of Uruguay
05-17-17	9.25	678,000		766,140
Republic of Venezuela
02-26-16	5.75	1,579,000		872,398
05-07-23	9.00	1,600,000		924,000
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	715,000		479,050
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	1,592,000		1,560,160
Russian Federation
03-31-30	7.50	1,658,880	(d)	1,661,037

Total				20,992,072

1 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

U.S. Government Obligations & Agencies (22.9%)
Federal Farm Credit Bank
10-17-12	4.50	1,060,000		1,144,206
Federal Home Loan Mtge Corp
05-28-10	2.38	1,160,000	(p)	1,179,747
07-17-15	4.38	75,935,000	(p)	81,597,929
04-16-37	6.00	30,230,000		30,744,817
Federal Natl Mtge Assn
03-13-14	2.75	20,850,000		20,918,930
05-15-14	2.50	14,305,000		14,117,805
04-15-15	5.00	18,160,000		20,073,646
10-15-15	4.38	18,900,000		20,127,498
07-15-37	5.63	5,345,000		5,489,295
U.S. Treasury
06-30-10	2.88	6,195,000	(s)	6,352,056
10-31-10	1.50	37,665,000	(p)	38,112,272
03-31-11	4.75	75,000,000		80,358,375
05-31-11	0.88	1,880,000	(g)	1,878,233
04-15-12	1.38	18,085,000		18,104,785
02-15-14	4.00	27,580,000	(p)	29,732,536
03-31-14	1.75	50,488,000	(p)	49,241,552
04-30-14	1.88	52,810,000	(p)	51,704,159
05-31-14	2.25	46,775,000	(g)	46,559,367
02-15-15	4.00	84,535,000	(p)	90,683,570
04-30-16	2.63	47,190,000	(p)	45,980,756
05-15-19	3.13	43,930,000	(p)	42,674,041
11-15-24	7.50	19,000,000		26,080,464
02-15-29	5.25	56,935,000	(p)	63,713,795
05-15-38	4.50	775,000		795,586
02-15-39	3.50	29,720,000		25,610,318
U.S. Treasury Inflation-Indexed Bond
01-15-14	2.00	16,095,476 (n,p	)	16,584,659

Total				829,560,397

Asset-Backed (3.7%)
American Express Credit Account Master Trust
Series 2005-4 Cl A
01-15-15	0.41	6,225,000	(i)	5,821,852
American Express Credit Account Master Trust
Series 2006-2 Cl A
01-15-14	5.35	10,025,000		10,440,523
American Express Credit Account Master Trust
Series 2006-3 Cl A
03-17-14	0.36	5,575,000	(i)	5,351,554
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (FSA)
07-06-12	5.49	5,808,344	(h)	5,790,748
BA Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.54	11,175,000	(i)	11,154,878
Capital Auto Receivables Asset Trust
Series 2006-SN1A Cl D
04-20-11	6.15	4,775,000	(d)	4,703,564
Capital One Multi-Asset Execution Trust
Series 2006-A10 Cl A10
06-16-14	5.15	3,450,000		3,598,919
Carmax Auto Owner Trust
Series 2009-1 Cl A4
12-16-13	5.81	5,200,000		5,445,506
Citibank Omni Master Trust
Series 2007-A9A Cl A9
12-23-13	1.41	14,650,000	(d,i)	14,602,443

2 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Countrywide Asset-backed Ctfs
Series 2005-10 Cl AF6
02-25-36	4.92	1,915,502		1,035,366
Countrywide Asset-backed Ctfs
Series 2006-4 Cl 1A1M
07-25-36	0.57	1,501,437	(i)	866,778
CPS Auto Trust
Series 2007-A Cl A3 (MBIA)
09-15-11	5.04	3,612,399	(d,h)	3,578,521
Deutsche Mtge Securities
Collateralized Mtge Obligation
Series 2009-RS2 Cl 4A1
04-25-37	0.44	19,345,000	(d,j)	16,636,700
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	9,650,000	(d,h)	7,000,882
Keycorp Student Loan Trust
Series 2003-A Cl 2A2 (MBIA)
10-25-25	1.40	938,165	(h,i)	917,350
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-2 Cl A2A
05-25-37	0.42	19,374,334	(i)	18,266,440
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-2 Cl AIO
08-25-11	23.47	9,525,000	(k)	952,500
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	15,000,000	(k)	2,428,125
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-4 Cl AIO
02-27-12	26.35	11,700,000	(k)	1,422,018
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	3,062,997		2,907,551
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	1,500,000	(u)	69,738
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	980,000	(u)	39,963
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	1,435,000	(u)	49,707
Residential Asset Securities
Series 2007-KS3 Cl AI2
04-25-37	0.49	1,800,000	(i)	967,766
Saxon Asset Securities Trust
Series 2007-2 Cl A2A
05-25-37	0.41	3,002,349	(i)	2,235,970
Triad Auto Receivables Owner Trust
Series 2007-B Cl A3A (FSA)
10-12-12	5.24	2,135,000	(h)	1,946,311

3 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	5,875,000		5,892,983

Total				134,124,656

Commercial Mortgage-Backed (6.7%)(f)
Banc of America Commercial Mtge
Series 2007-1 Cl A3
01-15-49	5.45	13,425,000		10,917,201
Bear Stearns Commercial Mtge Securities
Series 2003-T10 Cl A1
03-13-40	4.00	1,519,265		1,478,790
Bear Stearns Commercial Mtge Securities
Series 2004-PWR5 Cl A3
07-11-42	4.57	1,725,000		1,620,471
Bear Stearns Commercial Mtge Securities
Series 2007-PW16 Cl A1
06-11-40	5.59	9,786,476		9,652,899
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
11-15-30	5.68	12,775,000		12,760,650
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	3,150,000		2,529,475
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.40	3,225,000		3,177,365
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.63	2,700,000	(d,i)	1,297,864
Crown Castle Towers LLC
Series 2005-1A Cl AFX
06-15-35	4.64	3,700,000	(d)	3,607,500
CS First Boston Mtge Securities
Series 2001-CP4 Cl A4
12-15-35	6.18	7,399,228		7,630,834
CS First Boston Mtge Securities
Series 2004-C1 Cl A4
01-15-37	4.75	4,375,000		3,972,278
CS First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	1,254,514		1,202,971
Federal Natl Mtge Assn #555806
10-01-13	5.10	411,344		438,184
Federal Natl Mtge Assn #725217
02-01-14	4.78	994,373		1,044,883
Federal Natl Mtge Assn #735029
09-01-13	5.32	351,106		370,875
GE Capital Commercial Mtge Corp
Series 2001-3 Cl A2
06-10-38	6.07	6,900,000		7,044,071
GE Capital Commercial Mtge
Series 2005-C1 Cl A5
06-10-48	4.77	400,000		333,098
General Electric Capital Assurance
Series 2003-1 Cl A3
05-12-35	4.77	580,966	(d)	579,964
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	3,100,000	(d)	2,952,750

4 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	5,650,000		5,350,284
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	3,550,000		3,441,110
GS Mtge Securities II
Series 2006-GG6 Cl A4
04-10-38	5.55	375,000		311,843
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.26	9,050,000	(d,i)	5,795,455
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	5.99	9,800,000		1,331,036
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	2,297,506		2,199,804
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	1,531,259		1,459,327
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	7,419,000		6,528,720
JPMorgan Chase Commercial Mtge Securities
Series 2004-C2 Cl A2
05-15-41	5.28	4,635,000		4,446,984
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	4,075,782		4,045,277
JPMorgan Chase Commercial Mtge Securities
Series 2004-LN2 Cl A1
07-15-41	4.48	8,130,889		7,884,000
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP4 Cl AM
10-15-42	5.00	14,900,000		9,834,000
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP5 Cl A4
12-15-44	5.34	3,825,000		3,213,000
JPMorgan Chase Commercial Mtge Securities
Series 2006-CB17 Cl A1
12-12-43	5.28	5,872,808		5,836,847
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	12,380,000		11,682,415
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP8 Cl A4
05-15-45	5.40	50,000		39,333
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	6,000,000		4,537,876
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl AM
02-12-51	6.11	11,225,000		5,612,500
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.40	4,725,000	(d)	348,495

5 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	4,700,000		4,320,696
LB-UBS Commercial Mtge Trust
Series 2004-C6 Cl A6
08-15-29	5.02	3,500,000		2,998,213
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	6.05	5,100,000		4,719,272
LB-UBS Commercial Mtge Trust
Series 2006-C6 Cl A4
09-15-39	5.37	5,500,000		4,357,713
LB-UBS Commercial Mtge Trust
Series 2008-C1 Cl A1
04-15-41	5.61	1,086,736		1,048,742
Merrill Lynch Mtge Trust
Series 2005-CKI1 Cl A1
11-12-37	5.08	731,371		732,366
Merrill Lynch Mtge Trust
Series 2008-C1 Cl A1
02-12-51	4.71	2,176,268		2,164,366
Morgan Stanley Capital I
Series 2003-T11 Cl A2
06-13-41	4.34	1,929,494		1,924,873
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	5,200,000		4,946,297
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.97	3,675,000		3,500,938
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A1
08-15-39	5.69	2,916,545		2,965,280
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A3
08-15-39	6.10	9,475,000		8,803,762
Wachovia Bank Commercial Mtge Trust
Series 2003-C7 Cl A2
10-15-35	5.08	18,750,000	(d)	17,515,913
Wachovia Bank Commercial Mtge Trust
Series 2005-C16 Cl A2
10-15-41	4.38	4,553,468		4,538,254
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	5,342,000		5,076,982
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl A3
03-15-45	5.56	9,425,000		7,711,582
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	3,200,000		2,944,804
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	5,475,000		4,987,852
Wachovia Bank Commercial Mtge Trust
Series 2006-C29 Cl A4
11-15-48	5.31	1,425,000		1,126,952

Total				242,895,286

6 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Mortgage-Backed (44.1%)(f,o)
Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2007-1 Cl 3A21
03-25-37	6.18	5,281,562	(j)	3,093,742
American Home Mtge Assets
Collateralized Mtge Obligation
Series 2007-2 Cl A2A
03-25-47	0.47	806,657	(j)	191,702
Banc of America Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-11 Cl 1A1
01-25-34	6.00	5,977,410		5,383,906
Banc of America Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-3 Cl 1A1
04-25-34	6.00	7,679,403		6,887,464
Banc of America Funding
Collateralized Mtge Obligation
Series 2007-8 Cl 1A1
10-25-37	6.00	1,809,951		971,718
BCAP LLC Trust
Collateralized Mtge Obligation
Series 2009-RR1 Cl 2A2
05-26-35	4.02	13,823,234	(d,j)	1,244,091
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
08-25-35	5.10	6,475,000	(d,j)	4,894,397
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	1,733,483		1,500,004
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	24.86	5,108,295	(k)	667,747
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-11T1 Cl A1
07-25-18	4.75	2,841,578		2,796,290
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-20CB Cl 1A1
10-25-33	5.50	14,130,525		11,325,396
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-50CB Cl 2A1
11-25-35	6.00	10,863,128		6,122,815
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-6CB Cl 1A1
04-25-35	7.50	4,238,113		2,747,195
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-22R Cl 1A2
05-25-36	6.00	5,718,988		4,884,379

7 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-31CB Cl A16
11-25-36	6.00	8,400,000		6,263,993
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-43CB Cl 1A4
02-25-37	6.00	9,517,908		6,495,014
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-45T1 Cl 2A5
02-25-37	6.00	6,494,201		3,421,632
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-25 Cl 1A1
11-25-37	6.50	17,198,748		9,535,228
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OA9 Cl A2
06-25-47	0.66	902,800	(i)	222,143
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH1 Cl A1A
04-25-47	0.40	2,610,944	(i)	2,032,298
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.81	15,374,386	(i)	1,629,848
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	5,523,107	(d)	4,401,226
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.32	3,526,335	(j)	1,657,408
CS First Boston Mtge Securities
Collateralized Mtge Obligation
Series 2003-29 Cl 8A1
11-25-18	6.00	1,470,109		1,330,449
Deutsche Bank Alternate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2007-AR3 Cl 2A1
06-25-37	0.42	206,333	(i)	185,533
Federal Home Loan Mtge Corp
06-01-39	4.50	53,000,000	(g)	53,314,713
06-01-39	5.50	26,000,000	(g)	26,853,112
06-01-39	6.00	30,000,000	(g)	31,378,140
Federal Home Loan Mtge Corp #170216
03-01-17	8.50	5,168		5,608
Federal Home Loan Mtge Corp #1B3592
09-01-37	6.03	4,754,041	(j)	4,962,170
Federal Home Loan Mtge Corp #284190
01-01-17	8.00	210		228
Federal Home Loan Mtge Corp #290970
04-01-17	8.00	7,357		7,924
Federal Home Loan Mtge Corp #295114
06-01-17	8.50	3,251		3,529
Federal Home Loan Mtge Corp #540861
09-01-19	8.50	30,558		33,343
Federal Home Loan Mtge Corp #A00304
04-01-21	9.00	35,091		38,957

8 of 32

	Coupon	Principal
Issuer	rate	amount	Value(a)

Federal Home Loan Mtge Corp #A12692
10-01-32	6.00	67,886	72,242
Federal Home Loan Mtge Corp #A13854
09-01-33	6.00	107,834	114,267
Federal Home Loan Mtge Corp #A76320
04-01-38	5.00	2,914,712	2,984,835
Federal Home Loan Mtge Corp #A78754
06-01-38	5.00	2,860,825	2,929,652
Federal Home Loan Mtge Corp #A83485
12-01-38	5.00	2,887,121	2,956,580
Federal Home Loan Mtge Corp #A83645
12-01-38	5.00	2,843,463	2,911,872
Federal Home Loan Mtge Corp #A84095
01-01-39	5.00	2,752,309	2,818,525
Federal Home Loan Mtge Corp #A84289
01-01-39	5.00	2,752,505	2,818,726
Federal Home Loan Mtge Corp #A84808
03-01-39	5.00	2,992,964	3,064,670
Federal Home Loan Mtge Corp #B10254
10-01-18	5.50	315,678	331,547
Federal Home Loan Mtge Corp #B12280
02-01-19	5.50	182,872	192,065
Federal Home Loan Mtge Corp #C00103
03-01-22	8.50	73,707	80,826
Federal Home Loan Mtge Corp #C00144
08-01-22	8.50	77,855	85,449
Federal Home Loan Mtge Corp #C00356
08-01-24	8.00	284,550	315,003
Federal Home Loan Mtge Corp #C00666
10-01-28	7.00	35,247	38,171
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	1,314,944	1,365,867
Federal Home Loan Mtge Corp #C59161
10-01-31	6.00	100,702	106,250
Federal Home Loan Mtge Corp #C62993
01-01-32	6.50	797,806	856,366
Federal Home Loan Mtge Corp #C63552
01-01-32	6.50	1,300,286	1,401,741
Federal Home Loan Mtge Corp #C64703
03-01-32	6.50	753,894	815,270
Federal Home Loan Mtge Corp #C67723
06-01-32	7.00	630,440	684,326
Federal Home Loan Mtge Corp #C77372
03-01-33	6.00	225,311	238,620
Federal Home Loan Mtge Corp #C78031
04-01-33	5.50	7,299,114	7,625,669
Federal Home Loan Mtge Corp #C79930
06-01-33	5.50	5,874,020	6,095,764
Federal Home Loan Mtge Corp #C90767
12-01-23	6.00	5,686,792	5,996,294
Federal Home Loan Mtge Corp #D96300
10-01-23	5.50	4,165,159	4,327,625
Federal Home Loan Mtge Corp #E01127
02-01-17	6.50	747,484	788,973
Federal Home Loan Mtge Corp #E01419
05-01-18	5.50	2,966,150	3,107,898
Federal Home Loan Mtge Corp #E74288
12-01-13	6.00	76,873	81,266
Federal Home Loan Mtge Corp #E79810
11-01-14	7.50	599,408	639,541

9 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Federal Home Loan Mtge Corp #E90216
05-01-17	6.00	793,043		841,335
Federal Home Loan Mtge Corp #E98725
08-01-18	5.00	6,995,158		7,257,595
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	7,387,193		7,661,366
Federal Home Loan Mtge Corp #G00286
02-01-25	8.00	111,298		123,209
Federal Home Loan Mtge Corp #G01108
04-01-30	7.00	2,175,753		2,354,188
Federal Home Loan Mtge Corp #G01410
04-01-32	7.00	236,185		254,698
Federal Home Loan Mtge Corp #G01441
07-01-32	7.00	1,992,405		2,148,572
Federal Home Loan Mtge Corp #G01535
04-01-33	6.00	8,333,853		8,860,680
Federal Home Loan Mtge Corp #G02757
06-01-36	5.00	23,905,867		24,508,494
Federal Home Loan Mtge Corp #G03419
07-01-37	6.00	8,356,098		8,749,879
Federal Home Loan Mtge Corp #G04699
09-01-38	5.00	3,831,382		3,923,559
Federal Home Loan Mtge Corp #G05205
01-01-39	5.00	37,949,773		38,862,781
Federal Home Loan Mtge Corp #G30225
02-01-23	6.00	7,331,806		7,735,777
Federal Home Loan Mtge Corp #H01724
09-01-37	6.00	1,344,874		1,407,022
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	82.15	229,058	(k)	6,481
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	45.09	5,270,315	(k)	403,915
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 1241 Cl K
03-15-22	7.00	90,692		90,970
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2576 Cl KJ
02-15-33	5.50	5,875,365		6,040,637
Federal Natl Mtge Assn
06-01-24	4.50	40,500,000	(g)	41,461,874
06-01-24	5.00	20,800,000	(g)	21,508,490
06-01-39	4.50	205,600,000	(g)	207,141,999
06-01-39	5.00	104,975,000	(g)	107,468,155
06-01-39	5.50	88,200,000	(g)	91,176,749
06-01-39	6.00	29,400,000	(g)	30,778,125
06-01-39	7.00	30,000,000	(g)	32,474,999
Federal Natl Mtge Assn #125479
04-01-27	7.50	171,573		189,478
Federal Natl Mtge Assn #190899
04-01-23	8.50	246,946		268,350
Federal Natl Mtge Assn #190944
05-01-24	6.00	4,249,774		4,481,219

10 of 32

	Coupon	Principal
Issuer	rate	amount	Value(a)

Federal Natl Mtge Assn #190988
06-01-24	9.00	207,958	228,186
Federal Natl Mtge Assn #231309
09-01-23	6.50	63,088	67,874
Federal Natl Mtge Assn #231310
09-01-23	6.50	348,148	374,558
Federal Natl Mtge Assn #250330
09-01-25	8.00	201,796	223,955
Federal Natl Mtge Assn #250495
03-01-26	7.00	418,404	458,240
Federal Natl Mtge Assn #250765
12-01-26	8.00	155,264	172,623
Federal Natl Mtge Assn #251116
08-01-27	8.00	205,881	229,035
Federal Natl Mtge Assn #252440
05-01-29	7.00	160,634	175,930
Federal Natl Mtge Assn #252498
06-01-29	7.00	4,527	4,959
Federal Natl Mtge Assn #253883
08-01-16	6.00	1,845,759	1,958,732
Federal Natl Mtge Assn #254236
03-01-17	6.50	1,107,137	1,170,887
Federal Natl Mtge Assn #254383
06-01-32	7.50	299,135	327,967
Federal Natl Mtge Assn #254587
12-01-22	5.50	406,706	423,429
Federal Natl Mtge Assn #254802
07-01-18	4.50	2,073,339	2,143,939
Federal Natl Mtge Assn #254916
09-01-23	5.50	7,959,375	8,283,496
Federal Natl Mtge Assn #256135
02-01-36	5.50	3,199,083	3,302,720
Federal Natl Mtge Assn #268071
01-01-24	6.50	96,279	103,583
Federal Natl Mtge Assn #303226
02-01-25	8.00	83,728	92,872
Federal Natl Mtge Assn #313049
08-01-11	8.50	155,086	160,120
Federal Natl Mtge Assn #323715
05-01-29	6.00	332,150	351,836
Federal Natl Mtge Assn #323933
09-01-29	7.00	2,925,373	3,203,932
Federal Natl Mtge Assn #408207
01-01-28	6.50	103,859	112,734
Federal Natl Mtge Assn #455791
01-01-29	6.50	280,386	303,115
Federal Natl Mtge Assn #489888
05-01-29	6.50	1,400,508	1,513,161
Federal Natl Mtge Assn #493945
04-01-29	6.50	64,721	69,040
Federal Natl Mtge Assn #496029
01-01-29	6.50	1,470,654	1,589,869
Federal Natl Mtge Assn #518159
09-01-14	7.00	237,126	249,901
Federal Natl Mtge Assn #545008
06-01-31	7.00	1,986,873	2,184,011
Federal Natl Mtge Assn #545342
04-01-13	7.00	156,096	156,892
Federal Natl Mtge Assn #545684
05-01-32	7.50	238,524	262,779
Federal Natl Mtge Assn #545868
08-01-32	7.00	76,273	83,532

11 of 32

	Coupon	Principal
Issuer	rate	amount	Value(a)

Federal Natl Mtge Assn #545869
07-01-32	6.50	1,534,123	1,655,836
Federal Natl Mtge Assn #545885
08-01-32	6.50	2,943,392	3,191,755
Federal Natl Mtge Assn #545910
08-01-17	6.00	3,095,979	3,266,420
Federal Natl Mtge Assn #555340
04-01-33	5.50	226,273	236,909
Federal Natl Mtge Assn #555343
08-01-17	6.00	3,037,327	3,222,283
Federal Natl Mtge Assn #555375
04-01-33	6.00	18,358,368	19,583,843
Federal Natl Mtge Assn #555458
05-01-33	5.50	16,853,963	17,438,627
Federal Natl Mtge Assn #555528
04-01-33	6.00	12,090,536	12,776,926
Federal Natl Mtge Assn #555734
07-01-23	5.00	6,576,145	6,777,002
Federal Natl Mtge Assn #555794
09-01-28	7.50	663,597	732,256
Federal Natl Mtge Assn #567840
10-01-30	7.00	1,050,623	1,150,665
Federal Natl Mtge Assn #582154
05-01-31	6.50	77,043	83,096
Federal Natl Mtge Assn #587859
12-01-16	5.50	2,758,224	2,900,326
Federal Natl Mtge Assn #597374
09-01-31	7.00	615,469	676,393
Federal Natl Mtge Assn #606882
10-01-31	7.00	619,181	676,551
Federal Natl Mtge Assn #611831
02-01-31	7.50	31,337	34,621
Federal Natl Mtge Assn #615135
11-01-16	6.00	195,868	207,857
Federal Natl Mtge Assn #634650
04-01-32	7.50	114,549	125,590
Federal Natl Mtge Assn #638969
03-01-32	5.50	1,232,868	1,288,218
Federal Natl Mtge Assn #643362
04-01-17	6.50	313,381	331,425
Federal Natl Mtge Assn #646147
06-01-32	7.00	2,453,447	2,694,694
Federal Natl Mtge Assn #646446
06-01-17	6.50	821,620	868,930
Federal Natl Mtge Assn #649068
06-01-17	6.50	1,402,031	1,496,897
Federal Natl Mtge Assn #649263
08-01-17	6.50	1,388,273	1,481,741
Federal Natl Mtge Assn #650009
09-01-31	7.50	48,313	53,377
Federal Natl Mtge Assn #654208
10-01-32	6.50	1,658,988	1,787,249
Federal Natl Mtge Assn #654682
10-01-32	6.00	776,466	825,799
Federal Natl Mtge Assn #654689
11-01-32	6.00	1,148,121	1,220,899
Federal Natl Mtge Assn #656908
09-01-32	6.50	1,367,867	1,485,718
Federal Natl Mtge Assn #661815
10-01-32	6.00	111,001	117,999

12 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Federal Natl Mtge Assn #662061
09-01-32	6.50	2,149,188		2,315,347
Federal Natl Mtge Assn #667604
10-01-32	5.50	219,993		228,632
Federal Natl Mtge Assn #667787
02-01-18	5.50	1,119,532		1,175,810
Federal Natl Mtge Assn #670382
09-01-32	6.00	8,246,535		8,714,697
Federal Natl Mtge Assn #670387
08-01-32	7.00	993,299		1,085,507
Federal Natl Mtge Assn #677089
01-01-33	5.50	448,482		466,094
Federal Natl Mtge Assn #678028
09-01-17	6.00	3,878,268		4,114,433
Federal Natl Mtge Assn #678065
02-01-33	6.50	364,204		395,688
Federal Natl Mtge Assn #678937
01-01-18	5.50	1,852,270		1,948,468
Federal Natl Mtge Assn #678941
02-01-18	5.50	2,292,271		2,412,044
Federal Natl Mtge Assn #679095
04-01-18	5.00	4,038,313		4,210,463
Federal Natl Mtge Assn #680961
01-01-33	6.00	476,762		506,731
Federal Natl Mtge Assn #681080
02-01-18	5.00	714,425		744,880
Federal Natl Mtge Assn #681166
04-01-32	6.50	299,428		322,952
Federal Natl Mtge Assn #681400
03-01-18	5.50	3,568,581		3,751,850
Federal Natl Mtge Assn #682825
01-01-33	6.00	1,297,856		1,371,537
Federal Natl Mtge Assn #683100
02-01-18	5.50	130,104		136,908
Federal Natl Mtge Assn #683116
02-01-33	6.00	213,161		225,262
Federal Natl Mtge Assn #684586
03-01-33	6.00	2,667,785		2,836,311
Federal Natl Mtge Assn #686172
02-01-33	6.00	2,079,165		2,197,201
Federal Natl Mtge Assn #686528
02-01-33	6.00	2,867,539		3,048,803
Federal Natl Mtge Assn #687051
01-01-33	6.00	8,067,695		8,447,129
Federal Natl Mtge Assn #689026
05-01-33	5.50	1,004,557		1,048,529
Federal Natl Mtge Assn #689093
07-01-28	5.50	2,843,235		2,970,885
Federal Natl Mtge Assn #694628
04-01-33	5.50	5,465,956		5,721,341
Federal Natl Mtge Assn #694795
04-01-33	5.50	6,344,240	(s)	6,641,741
Federal Natl Mtge Assn #694988
03-01-33	5.50	8,755,483		9,139,522
Federal Natl Mtge Assn #695202
03-01-33	6.50	2,966,238		3,186,296
Federal Natl Mtge Assn #695909
05-01-18	5.50	1,614,990		1,699,322
Federal Natl Mtge Assn #699424
04-01-33	5.50	3,682,877		3,855,722
Federal Natl Mtge Assn #702427
04-01-33	5.50	3,006,135		3,146,689

13 of 32

	Coupon	Principal
Issuer	rate	amount	Value(a)

Federal Natl Mtge Assn #704005
05-01-33	5.50	843,582	875,919
Federal Natl Mtge Assn #705655
05-01-33	5.00	405,441	416,722
Federal Natl Mtge Assn #709093
06-01-33	6.00	126,205	133,212
Federal Natl Mtge Assn #709901
06-01-18	5.00	377,217	393,104
Federal Natl Mtge Assn #710823
05-01-33	5.50	563,556	589,793
Federal Natl Mtge Assn #711503
06-01-33	5.50	97,922	101,979
Federal Natl Mtge Assn #720070
07-01-23	5.50	2,063,128	2,147,143
Federal Natl Mtge Assn #723687
08-01-28	5.50	3,220,340	3,364,920
Federal Natl Mtge Assn #725232
03-01-34	5.00	15,749,445	16,187,641
Federal Natl Mtge Assn #725424
04-01-34	5.50	1,433,659	1,488,616
Federal Natl Mtge Assn #725425
04-01-34	5.50	21,575,467	22,390,440
Federal Natl Mtge Assn #725431
08-01-15	5.50	84,955	89,384
Federal Natl Mtge Assn #725684
05-01-18	6.00	6,984,847	7,420,903
Federal Natl Mtge Assn #725813
12-01-33	6.50	8,163,824	8,769,478
Federal Natl Mtge Assn #726940
08-01-23	5.50	68,392	71,620
Federal Natl Mtge Assn #730153
08-01-33	5.50	853,613	886,335
Federal Natl Mtge Assn #735212
12-01-34	5.00	16,758,147	17,208,697
Federal Natl Mtge Assn #735224
02-01-35	5.50	26,971,945	28,005,869
Federal Natl Mtge Assn #735578
06-01-35	5.00	16,255,623	16,682,502
Federal Natl Mtge Assn #735841
11-01-19	4.50	1,386,295	1,431,768
Federal Natl Mtge Assn #738921
11-01-32	6.50	762,816	826,498
Federal Natl Mtge Assn #743262
10-01-18	5.00	2,505,960	2,596,986
Federal Natl Mtge Assn #743347
10-01-33	6.00	79,592	84,808
Federal Natl Mtge Assn #743579
11-01-33	5.50	258,236	268,135
Federal Natl Mtge Assn #745355
03-01-36	5.00	15,787,500	16,202,086
Federal Natl Mtge Assn #745563
08-01-34	5.50	1,217,569	1,264,243
Federal Natl Mtge Assn #747642
11-01-28	5.50	2,032,572	2,123,826
Federal Natl Mtge Assn #753074
12-01-28	5.50	6,252,221	6,532,920
Federal Natl Mtge Assn #753091
12-01-33	5.50	3,544,236	3,680,099
Federal Natl Mtge Assn #757581
01-01-19	5.50	764,334	802,757

14 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Federal Natl Mtge Assn #759342
01-01-34	6.50	1,284,792		1,389,390
Federal Natl Mtge Assn #765759
12-01-18	5.00	2,462,589		2,567,568
Federal Natl Mtge Assn #766641
03-01-34	5.00	5,407,846		5,553,239
Federal Natl Mtge Assn #776962
04-01-29	5.00	14,586,117		15,082,197
Federal Natl Mtge Assn #779676
06-01-34	5.00	1,899,381		1,950,447
Federal Natl Mtge Assn #804442
12-01-34	6.50	1,117,304		1,197,401
Federal Natl Mtge Assn #831870
11-01-36	6.50	1,235,828		1,318,435
Federal Natl Mtge Assn #844445
12-01-35	5.50	12,866,880		13,340,006
Federal Natl Mtge Assn #845109
05-01-36	6.00	22,634,801		23,742,963
Federal Natl Mtge Assn #868574
04-01-36	5.50	63,238		65,475
Federal Natl Mtge Assn #878661
02-01-36	5.50	1,534,505		1,577,183
Federal Natl Mtge Assn #881629
02-01-36	5.50	996,869		1,024,594
Federal Natl Mtge Assn #882063
06-01-36	6.50	2,931,715		3,163,695
Federal Natl Mtge Assn #886291
07-01-36	7.00	5,959,650		6,501,360
Federal Natl Mtge Assn #889150
01-01-38	5.50	8,196,816		8,484,131
Federal Natl Mtge Assn #909214
07-01-38	7.00	1,670,463		1,810,263
Federal Natl Mtge Assn #915770
03-01-37	6.50	2,568,008		2,739,519
Federal Natl Mtge Assn #934324
06-01-38	5.50	476,216		492,882
Federal Natl Mtge Assn #937672
06-01-37	5.50	469,164		485,609
Federal Natl Mtge Assn #967739
12-01-37	5.50	4,575,802		4,736,193
Federal Natl Mtge Assn #968411
01-01-38	5.50	2,838,251		2,937,737
Federal Natl Mtge Assn #AA4180
03-01-39	5.50	498,391		515,783
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	29.02	12,579,776	(k)	1,310,527
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	22.49	2,461,092	(k)	208,392
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	27.35	642,756	(k)	41,479

15 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Federal Natl Mtge Assn
Collateralized Mtge Obligation
Principal Only
Series 43 Cl 1
09-01-18	2.72	9,609	(l)	9,054
Govt Natl Mtge Assn
06-01-39	4.50	65,000,000	(g)	65,568,749
06-01-39	5.50	19,000,000	(g)	19,682,955
Govt Natl Mtge Assn #425004
10-15-33	5.50	3,170,144		3,305,668
Govt Natl Mtge Assn #487804
03-15-39	6.00	273,672		286,175
Govt Natl Mtge Assn #536428
04-15-37	6.00	450,916		471,940
Govt Natl Mtge Assn #595256
12-15-32	6.00	4,902,905		5,166,742
Govt Natl Mtge Assn #604580
08-15-33	5.00	3,061,605		3,167,039
Govt Natl Mtge Assn #604708
10-15-33	5.50	7,976,010		8,316,984
Govt Natl Mtge Assn #606844
09-15-33	5.00	7,421,363		7,676,936
Govt Natl Mtge Assn #638537
08-15-38	6.00	40,057		41,887
Govt Natl Mtge Assn #646090
01-15-38	6.00	23,264		24,327
Govt Natl Mtge Assn #648165
11-15-38	6.00	452,179		472,837
Govt Natl Mtge Assn #652592
06-15-36	6.00	67,870		70,992
Govt Natl Mtge Assn #652597
06-15-36	6.00	16,060		16,799
Govt Natl Mtge Assn #653963
10-15-38	6.00	39,256		41,049
Govt Natl Mtge Assn #655642
06-15-37	6.00	88,567		92,696
Govt Natl Mtge Assn #656187
07-15-36	6.00	677,981		709,169
Govt Natl Mtge Assn #657156
06-15-37	6.00	339,508		355,338
Govt Natl Mtge Assn #658058
08-15-36	6.00	127,948		133,833
Govt Natl Mtge Assn #658182
11-15-36	6.00	455,681		476,642
Govt Natl Mtge Assn #658570
08-15-36	6.00	223,383		233,659
Govt Natl Mtge Assn #661590
01-15-37	6.00	162,441		170,015
Govt Natl Mtge Assn #664379
10-15-37	6.00	373,373		390,781
Govt Natl Mtge Assn #664471
12-15-37	6.00	96,924		101,443
Govt Natl Mtge Assn #664542
01-15-38	6.00	931,720		974,288
Govt Natl Mtge Assn #665251
04-15-37	6.00	113,220		118,499
Govt Natl Mtge Assn #667470
05-15-37	6.00	530,109		554,825
Govt Natl Mtge Assn #670113
07-15-37	6.00	251,445		263,168
Govt Natl Mtge Assn #670906
07-15-37	6.00	350,223		366,552

16 of 32

	Coupon	Principal
Issuer	rate	amount	Value(a)

Govt Natl Mtge Assn #670926
08-15-37	6.00	737,330	771,708
Govt Natl Mtge Assn #670943
09-15-37	6.00	57,349	60,023
Govt Natl Mtge Assn #671501
08-15-37	6.00	141,676	148,282
Govt Natl Mtge Assn #674518
10-15-37	6.00	21,323	22,318
Govt Natl Mtge Assn #674966
12-15-37	6.00	59,232	61,993
Govt Natl Mtge Assn #676104
03-15-38	6.00	51,635	53,994
Govt Natl Mtge Assn #677106
07-15-38	6.00	94,311	98,620
Govt Natl Mtge Assn #677381
10-15-38	6.00	13,130,169	13,730,053
Govt Natl Mtge Assn #677591
12-15-37	6.00	131,927	138,078
Govt Natl Mtge Assn #678294
12-15-38	6.00	559,493	585,054
Govt Natl Mtge Assn #678833
01-15-38	6.00	436,377	456,314
Govt Natl Mtge Assn #679636
12-15-38	6.00	57,263	59,879
Govt Natl Mtge Assn #681259
05-15-38	6.00	500,578	523,448
Govt Natl Mtge Assn #683023
12-15-38	6.00	453,536	474,257
Govt Natl Mtge Assn #684308
02-15-38	6.00	314,029	328,376
Govt Natl Mtge Assn #684699
03-15-38	6.00	236,754	247,571
Govt Natl Mtge Assn #685293
11-15-38	6.00	48,419	50,631
Govt Natl Mtge Assn #685296
11-15-38	6.00	653,252	683,098
Govt Natl Mtge Assn #685495
09-15-38	6.00	37,042	38,734
Govt Natl Mtge Assn #687915
09-15-38	6.00	765,394	800,363
Govt Natl Mtge Assn #687919
09-15-38	6.00	481,921	503,939
Govt Natl Mtge Assn #688098
11-15-38	6.00	677,404	708,353
Govt Natl Mtge Assn #690001
10-15-38	6.00	386,761	404,431
Govt Natl Mtge Assn #690166
09-15-38	6.00	475,553	497,280
Govt Natl Mtge Assn #691268
07-15-38	6.00	426,855	446,357
Govt Natl Mtge Assn #691304
08-15-38	6.00	264,672	276,765
Govt Natl Mtge Assn #691311
08-15-38	6.00	808,355	845,287
Govt Natl Mtge Assn #691354
09-15-38	6.00	32,950	34,456
Govt Natl Mtge Assn #692395
02-15-39	6.00	23,519	24,594
Govt Natl Mtge Assn #693458
06-15-38	6.00	434,795	454,660
Govt Natl Mtge Assn #695452
09-15-38	6.00	146,132	152,809

17 of 32

	Coupon	Principal
Issuer	rate	amount	Value(a)

Govt Natl Mtge Assn #695582
10-15-38	6.00	26,006	27,194
Govt Natl Mtge Assn #695695
10-15-38	6.00	35,404	37,127
Govt Natl Mtge Assn #695746
11-15-38	6.00	289,714	302,951
Govt Natl Mtge Assn #696361
09-15-38	6.00	999,999	1,045,687
Govt Natl Mtge Assn #696505
08-15-38	6.00	343,662	359,363
Govt Natl Mtge Assn #697029
11-15-38	6.00	97,161	101,600
Govt Natl Mtge Assn #697652
10-15-38	6.00	470,647	492,150
Govt Natl Mtge Assn #699104
09-15-38	6.00	959,957	1,003,815
Govt Natl Mtge Assn #699244
09-15-38	6.00	286,357	299,440
Govt Natl Mtge Assn #699258
09-15-38	6.00	171,002	178,815
Govt Natl Mtge Assn #699453
10-15-38	6.00	6,869,835	7,183,700
Govt Natl Mtge Assn #699494
10-15-38	6.00	92,900	97,145
Govt Natl Mtge Assn #699839
02-15-39	6.00	800,453	837,024
Govt Natl Mtge Assn #699997
12-15-38	6.00	139,987	146,383
Govt Natl Mtge Assn #700123
01-15-39	6.00	155,000	162,082
Govt Natl Mtge Assn #700760
10-15-38	6.00	978,689	1,023,403
Govt Natl Mtge Assn #700880
10-15-38	6.00	191,700	200,744
Govt Natl Mtge Assn #700892
10-15-38	6.00	690,347	721,887
Govt Natl Mtge Assn #700899
11-15-38	6.00	496,038	518,701
Govt Natl Mtge Assn #701009
11-15-38	6.00	66,689	69,736
Govt Natl Mtge Assn #701197
10-15-38	6.00	390,643	408,491
Govt Natl Mtge Assn #701433
11-15-38	6.00	458,788	479,749
Govt Natl Mtge Assn #702548
11-15-38	6.00	441,161	461,317
Govt Natl Mtge Assn #704003
11-15-38	6.00	633,815	662,773
Govt Natl Mtge Assn #704172
01-15-39	6.00	396,479	414,593
Govt Natl Mtge Assn #705366
12-15-38	6.00	412,637	431,490
Govt Natl Mtge Assn #706008
01-15-39	6.00	389,522	407,319
Govt Natl Mtge Assn #706467
01-15-39	6.00	544,257	569,123
Govt Natl Mtge Assn #706484
12-15-38	6.00	901,424	942,608
Govt Natl Mtge Assn #782166
06-15-37	6.00	255,443	267,089

18 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Govt Natl Mtge Assn #782196
10-15-37	6.00	541,691		566,397
Govt Natl Mtge Assn #782199
10-15-37	6.00	387,014		404,665
Govt Natl Mtge Assn #782369
07-15-38	6.00	67,061		70,122
Govt Natl Mtge Assn #782475
11-15-38	6.00	836,175		874,359
Govt Natl Mtge Assn #782498
12-15-38	6.00	450,280		470,844
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-70 Cl IC
08-20-32	15.71	5,493,142	(k)	552,386
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	161.10	683,345	(k)	14,690
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-8 Cl 2A1B
08-21-36	0.56	868,572	(j)	177,420
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00	65,790,560	(b,k)	1
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-AR25 Cl 3A3
09-25-36	6.72	28,902,485	(k)	298,514
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-AR25 Cl 1A21
12-25-35	5.73	5,578,150	(j)	3,018,534
Lehman XS Trust
Collateralized Mtge Obligation
Series 2007-5H Cl 1A1
05-25-37	6.50	17,745,513		8,257,209
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-2 Cl 4A1
02-25-19	5.00	4,772,873		4,219,518
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 2A1
05-25-34	6.00	2,727,995		2,456,793
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	3,753,919		3,480,763
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	5,273,410		4,715,372

19 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-3 Cl 1A2
04-25-35	5.50	950,000		609,522
Merrill Lynch Alternative Note Asset
Collateralized Mtge Obligation
Series 2007-OAR2 Cl A1
04-25-37	0.49	918,648	(i)	340,502
Residential Accredit Loans
Collateralized Mtge Obligation
Series 2006-QS3 Cl 1A10
03-25-36	6.00	4,595,094		2,569,729
Structured Adjustable Rate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-5 Cl 4A1
06-25-36	5.91	607,134	(j)	358,733
Structured Asset Securities
Collateralized Mtge Obligation
Series 2003-33H Cl 1A1
10-25-33	5.50	5,522,430		5,033,609
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	1,820,980		1,523,221

Total				1,595,034,480

Aerospace & Defense (0.1%)
L-3 Communications
06-15-12	7.63	3,615,000		3,628,556
Moog
Sr Sub Nts
06-15-18	7.25	915,000	(d)	866,963

Total				4,495,519

Banking (2.8%)
American Express
Sr Unsecured
05-20-19	8.13	4,215,000		4,227,965
Bank of America
Sr Nts
06-01-19	7.63	2,445,000	(g)	2,465,032
Bank of America
Sr Unsecured
05-01-18	5.65	17,450,000	(p)	15,642,430
Citigroup
Sr Nts
05-22-19	8.50	2,905,000	(p)	3,007,808
Citigroup
Sr Unsecured
02-14-11	5.13	4,235,000	(p)	4,169,286
05-15-18	6.13	9,070,000	(p)	8,091,664
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	12,475,000	(p)	13,124,546
HSBC Holdings
Sub Nts
06-01-38	6.80	1,900,000	(c)	1,790,469
JPMorgan Chase & Co
Sr Unsecured
01-15-18	6.00	6,460,000	(p)	6,429,483
04-23-19	6.30	6,940,000		6,956,110

20 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Manufacturers & Traders Trust
Sub Nts
12-01-21	5.63	15,595,000		10,566,662
Morgan Stanley
Sr Unsecured
04-01-18	6.63	6,920,000		6,840,981
05-13-19	7.30	5,250,000	(p)	5,377,796
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	13,050,000	(p)	12,420,520

Total				101,110,752

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	755,000	(b,g,u)	124,575
05-02-18	6.88	9,285,000	(b,u)	1,532,025

Total				1,656,600

Chemicals (0.9%)
Airgas
10-01-18	7.13	2,695,000	(d)	2,560,250
Ashland
Sr Unsecured
06-01-17	9.13	1,450,000	(d,p)	1,471,750
Chemtura
06-01-16	6.88	2,710,000	(b)	1,897,000
Dow Chemical
Sr Unsecured
05-15-39	9.40	1,635,000		1,671,330
Dow Chemical
Sr Unsecured
05-15-19	8.55	13,340,000		13,338,692
INVISTA
Sr Unsecured
05-01-12	9.25	8,981,000	(d)	8,307,425
Nalco
11-15-11	7.75	397,000	(p)	400,970
Nalco
Sr Nts
05-15-17	8.25	1,815,000	(d,p)	1,801,388

Total				31,448,805

Consumer Products (0.1%)
Jarden
05-01-17	7.50	2,375,000		2,078,125
Jarden
Sr Unsecured
05-01-16	8.00	2,410,000		2,331,675
Sealy Mattress
Sr Secured
04-15-16	10.88	805,000	(d)	817,075

Total				5,226,875

Electric (7.2%)
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	10,835,000		11,420,544

21 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	22,835,000	(p)	26,326,928
Consumers Energy
1st Mtge
03-15-15	5.00	7,070,000		6,924,704
09-15-18	5.65	2,140,000		2,129,572
09-15-19	6.70	3,880,000		4,157,436
04-15-20	5.65	2,130,000		2,084,718
Detroit Edison
10-01-13	6.40	6,325,000		6,759,515
Dominion Resources
Sr Nts
01-15-19	8.88	8,265,000		9,672,777
DTE Energy
Sr Unsecured
05-15-14	7.63	15,645,000		16,160,471
Duke Energy Carolinas LLC
Sr Unsecured Series D
03-01-10	7.38	9,880,000		10,263,779
Duke Energy
Sr Unsecured
02-01-14	6.30	4,085,000		4,332,984
Edison Mission Energy
Sr Unsecured
06-15-13	7.50	2,040,000		1,718,700
06-15-16	7.75	1,235,000		957,125
Exelon
Sr Unsecured
06-15-10	4.45	11,905,000		11,812,201
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	5,945,000		6,213,273
Indiana Michigan Power
Sr Nts
03-15-19	7.00	9,505,000		9,797,331
Indiana Michigan Power
Sr Unsecured
03-15-37	6.05	12,940,000		10,981,790
Jersey Central Power & Light
Sr Unsecured
02-01-19	7.35	1,630,000		1,714,080
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	1,675,000		1,794,344
Majapahit Holding
10-17-16	7.75	480,000	(c,d)	429,600
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	163,621		158,712
Nevada Power
08-01-18	6.50	8,395,000		8,104,267
Nevada Power
Series L
01-15-15	5.88	6,650,000		6,496,964
Nevada Power
Series M
03-15-16	5.95	4,575,000		4,446,232
NiSource Finance
11-15-10	7.88	2,450,000		2,493,213

22 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

03-01-13	6.15	3,890,000		3,748,311
03-15-18	6.40	1,890,000		1,661,153
01-15-19	6.80	5,580,000		4,999,434
09-15-20	5.45	3,175,000		2,506,053
Northern States Power
Sr Unsecured
08-01-09	6.88	8,930,000		8,998,020
NRG Energy
02-01-16	7.38	9,935,000		9,351,319
Ohio Edison
Sr Unsecured
05-01-15	5.45	2,210,000		2,054,712
Oncor Electric Delivery
Sr Secured
05-01-12	6.38	2,215,000		2,276,643
PacifiCorp
1st Mtge
09-15-13	5.45	5,095,000		5,366,854
Portland General Electric
03-15-10	7.88	3,165,000		3,209,994
Potomac Electric Power
1st Mtge
12-15-38	7.90	7,905,000		9,174,670
Potomac Electric Power
Sr Secured
04-15-14	4.65	1,035,000		1,027,041
06-01-35	5.40	3,160,000		2,750,780
PPL Electric Utilities
1st Mtge
11-30-13	7.13	7,935,000		8,696,498
05-15-39	6.25	2,770,000		2,780,360
Progress Energy
Sr Unsecured
03-15-14	6.05	5,260,000		5,462,931
Sierra Pacific Power
Series M
05-15-16	6.00	16,485,000		16,058,747
Toledo Edison
1st Mtge
05-01-20	7.25	1,790,000		1,841,892

Total				259,316,672

Entertainment (0.2%)
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	3,520,000	(d,p)	3,537,600
United Artists Theatre Circuit
Pass-Through Ctfs
07-01-15	9.30	4,943,559	(m)	4,959,872

Total				8,497,472

Environmental (0.4%)
Allied Waste North America
Sr Unsecured
04-15-13	7.88	11,300,000		11,497,750
Waste Management
03-11-19	7.38	2,850,000		2,926,152

Total				14,423,902

23 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Food and Beverage (1.2%)
ConAgra Foods
Sr Unsecured
09-15-11	6.75	412,000		441,948
Cott Beverages USA
12-15-11	8.00	2,563,000		2,204,180
Dr Pepper Snapple Group
05-01-18	6.82	6,670,000		6,713,635
Molson Coors Capital Finance
09-22-10	4.85	15,215,000	(c)	15,498,349
SABMiller
01-15-14	5.70	19,790,000	(c,d)	19,845,582

Total				44,703,694

Gaming (0.3%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	6,454,000		4,582,340
MGM MIRAGE
Sr Secured
11-15-17	11.13	2,345,000	(d)	2,488,631
Seneca Gaming
Sr Unsecured
05-01-12	7.25	730,000		591,300
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	2,505,000	(d)	1,452,900

Total				9,115,171

Gas Pipelines (3.2%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	15,460,000		16,070,546
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	3,165,000		3,323,250
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	25,318,000		25,490,947
El Paso
Sr Unsecured
12-12-13	12.00	3,075,000		3,382,500
06-15-14	6.88	965,000		913,916
02-15-16	8.25	1,080,000	(p)	1,061,100
Kinder Morgan Energy Partners LP
Sr Unsecured
03-15-11	6.75	2,345,000		2,457,433
Northern Natural Gas
Sr Unsecured
02-15-37	5.80	2,975,000	(d)	2,595,152
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	6,435,000		6,517,587
04-15-17	5.95	10,295,000		9,787,413
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	15,856,000	(d,p)	14,756,117

24 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Southern Star Central
Sr Nts
03-01-16	6.75	1,460,000		1,314,000
TransCapitalInvest for Transneft
Secured
08-07-18	8.70	650,000	(c,d)	624,312
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	10,565,000		11,081,364
Transcontinental Gas Pipe Line
Sr Unsecured
04-15-16	6.40	16,979,000		16,685,009

Total				116,060,646

Health Care (0.9%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	3,860,000		3,856,899
Community Health Systems
07-15-15	8.88	7,325,000		7,242,593
DaVita
03-15-13	6.63	5,285,000		4,954,688
HCA
Sr Secured
02-15-17	9.88	4,525,000	(d,p)	4,525,000
HCA
Sr Secured Pay-in-kind
11-15-16	9.63	4,854,000	(v)	4,647,705
Omnicare
12-15-13	6.75	2,370,000		2,150,775
12-15-15	6.88	355,000		319,500
Select Medical
02-01-15	7.63	6,240,000		4,929,600

Total				32,626,760

Health Care Insurance (0.1%)
Coventry Health Care
Sr Unsecured
08-15-14	6.30	3,370,000		2,840,502
03-15-17	5.95	1,690,000		1,284,434

Total				4,124,936

Home Construction (—%)
K Hovnanian Enterprises
Sr Secured
05-01-13	11.50	960,000	(p)	818,400

Independent Energy (3.3%)
Anadarko Petroleum
Sr Unsecured
09-15-09	1.72	2,175,000	(i)	2,171,781
09-15-16	5.95	25,262,000		24,161,839
Chesapeake Energy
01-15-16	6.63	5,260,000		4,510,450
01-15-16	6.88	4,570,000		3,941,625
Denbury Resources
03-01-16	9.75	2,055,000	(p)	2,096,100
EnCana Holdings Finance
05-01-14	5.80	3,405,000	(c)	3,510,501
EnCana
Sr Unsecured
11-01-11	6.30	17,330,000	(c)	18,284,519

25 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

10-15-13	4.75	3,080,000	(c)	3,069,238
Forest Oil
Sr Nts
02-15-14	8.50	3,930,000	(d,p)	3,792,450
Nexen
Sr Unsecured
11-20-13	5.05	8,455,000	(c)	8,151,222
03-10-35	5.88	1,055,000	(c)	837,345
05-15-37	6.40	10,123,000	(c)	8,648,788
PetroHawk Energy
Sr Nts
08-01-14	10.50	3,125,000	(d,p)	3,203,125
Quicksilver Resources
08-01-15	8.25	6,120,000		5,110,200
Range Resources
Sr Sub Nts
05-15-19	8.00	6,950,000	(p)	6,845,750
SandRidge Energy
06-01-18	8.00	5,740,000	(d)	4,835,950
XTO Energy
Sr Unsecured
01-31-15	5.00	6,390,000		6,232,046
06-30-15	5.30	12,151,000		11,915,331

Total				121,318,260

Integrated Energy (0.3%)
Hess
Sr Unsecured
08-15-11	6.65	2,000,000		2,124,578
Petro-Canada
Sr Unsecured
05-15-38	6.80	6,700,000	(c)	6,103,231
Suncor Energy
Sr Unsecured
06-01-39	6.85	3,320,000	(c)	2,945,753
TNK-BP Finance
03-13-18	7.88	545,000	(c,d)	451,669

Total				11,625,231

Life Insurance (1.0%)
Metropolitan Life Global Funding I
Sr Secured
04-10-13	5.13	18,200,000	(d)	18,133,905
Pricoa Global Funding I
Sr Secured
10-18-12	5.40	12,765,000	(d)	12,315,279
Principal Life Income Funding Trusts
Sr Secured
12-14-12	5.30	3,690,000		3,622,872
Prudential Financial
Sr Unsecured
12-01-37	6.63	1,435,000		1,234,581

Total				35,306,637

Lodging (0.1%)
Starwood Hotels & Resorts Worldwide
Sr Unsecured
10-15-14	7.88	2,410,000	(p)	2,259,375

26 of 32

	Coupon	Principal
Issuer	rate	amount		Value(a)

Media Cable (1.0%)
Charter Communications Operating LLC/Capital
Secured
04-30-12	10.00	3,150,000	(d)	3,024,000
Comcast
03-15-11	5.50	13,485,000		14,141,543
03-15-37	6.45	1,785,000		1,679,328
CSC Holdings
Sr Unsecured
04-15-14	8.50	3,145,000	(d,p)	3,129,275
02-15-19	8.63	1,085,000	(d,p)	1,063,300
DIRECTV Holdings LLC/Financing
05-15-16	7.63	3,505,000	(p)	3,391,088
Time Warner Cable
04-01-19	8.25	4,730,000		5,299,114
Videotron
04-15-18	9.13	465,000	(c,d)	483,600
04-15-18	9.13	1,530,000	(c)	1,583,550
Virgin Media Finance
04-15-14	8.75	950,000	(c)	916,750

Total				34,711,548

Media Non Cable (3.4%)
DISH DBS
10-01-13	7.00	4,415,000		4,172,175
10-01-14	6.63	3,653,000	(p)	3,315,098
02-01-16	7.13	2,945,000		2,709,400
Intelsat Subsidiary Holding
01-15-15	8.88	615,000	(c,d)	605,775
Lamar Media
08-15-15	6.63	5,383,000		4,575,550
Lamar Media
Sr Nts
04-01-14	9.75	2,445,000	(d)	2,515,294
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	8,303,000		7,078,308
News America
12-15-35	6.40	7,833,000		6,476,285
11-15-37	6.65	10,455,000		8,848,945
01-09-38	6.75	10,675,000		10,790,492
Nielsen Finance LLC
08-01-14	10.00	5,075,000		4,833,938
Rainbow Natl Services LLC
09-01-12	8.75	1,850,000	(d)	1,870,813
Reed Elsevier Capital
08-01-11	6.75	7,680,000		7,900,963
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	27,577,000		23,390,645
Thomson Reuters
08-15-09	4.25	6,430,000	(c)	6,455,720
07-15-13	5.95	3,320,000	(c,p)	3,373,153
10-01-14	5.70	16,015,000	(c)	16,066,087
07-15-18	6.50	9,520,000	(c,p)	9,475,865

Total				124,454,506

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	Coupon	Principal
Issuer	rate	amount		Value(a)

Metals (0.3%)
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-17	8.38	9,820,000	(p)	9,746,350

Non Captive Diversified (0.4%)
General Electric Capital
Sr Unsecured
01-10-39	6.88	15,870,000	(p)	14,590,211

Oil Field Services (0.3%)
Gaz Capital
Secured
11-22-16	6.21	1,825,000	(c,d)	1,523,875
KazMunaiGaz Finance
07-02-18	9.13	720,000	(c,d)	658,253
Weatherford Intl
06-15-37	6.80	1,980,000		1,651,306
Weatherford Intl LTD
03-01-19	9.63	5,900,000	(c)	6,658,610
03-15-38	7.00	2,045,000	(c,p)	1,720,411

Total				12,212,455

Packaging (0.2%)
Crown Americas LLC/Capital
11-15-15	7.75	4,475,000		4,363,125
Owens-Brockway Glass Container
05-15-13	8.25	4,320,000		4,320,000

Total				8,683,125

Paper (0.2%)
Georgia-Pacific LLC
05-01-16	8.25	2,230,000	(d)	2,196,550
01-15-17	7.13	1,970,000	(d)	1,851,800
NewPage
Sr Secured
05-01-12	10.00	2,735,000		1,531,600

Total				5,579,950

Railroads (0.4%)
CSX
Sr Unsecured
03-15-12	6.30	2,455,000		2,533,292
04-01-15	6.25	12,984,000		12,847,435

Total				15,380,727

Technology (—%)
SunGard Data Systems
08-15-13	9.13	846,000		814,275

Tobacco (0.1%)
Altria Group
02-06-39	10.20	3,470,000	(p)	3,966,061

Transportation Services (0.7%)
Erac USA Finance
10-15-17	6.38	28,805,000	(d)	24,699,124

Treasury (—%)
Govt of Indonesia
(Indonesian Rupiah)
07-15-22	10.25	15,000,000,000	(c)	1,376,832

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	Coupon	Principal
Issuer	rate	amount		Value(a)

Wireless (0.7%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	6,445,000	(d)	6,348,325
Cricket Communications
Sr Secured
05-15-16	7.75	5,445,000	(d,g)	5,261,231
Nextel Communications
Series D
08-01-15	7.38	3,100,000	(p)	2,456,750
Sprint Capital
01-30-11	7.63	5,034,000	(p)	4,971,075
US Cellular
Sr Unsecured
12-15-33	6.70	8,510,000		7,592,963

Total				26,630,344

Wirelines (4.8%)
AT&T
Sr Unsecured
03-15-11	6.25	14,811,000		15,777,699
01-15-38	6.30	5,605,000		5,333,878
02-15-39	6.55	8,780,000	(p)	8,574,724
Frontier Communications
Sr Unsecured
05-01-14	8.25	3,100,000		3,030,250
03-15-19	7.13	1,770,000		1,562,025
Qwest
Sr Unsecured
10-01-14	7.50	7,220,000	(p)	6,895,100
06-15-15	7.63	2,030,000	(p)	1,943,725
Telecom Italia Capital
11-15-13	5.25	11,785,000	(c)	11,453,665
Telefonica Europe
09-15-10	7.75	19,171,000	(c)	20,336,999
TELUS
Sr Unsecured
06-01-11	8.00	43,056,000	(c)	46,289,118
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	41,117,000		43,202,454
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	3,290,000		3,471,808
Windstream
08-01-16	8.63	5,560,000	(p)	5,462,700
03-15-19	7.00	2,700,000		2,409,750

Total				175,743,895

Total Bonds (Cost: $4,152,726,789)				$4,091,230,221

Senior Loans (0.8%)(q)

	Coupon	Principal
Borrower	rate	amount		Value(a)

Chemicals (0.2%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	3.50%	$11,007,573		$6,531,123

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	Coupon	Principal
Borrower	rate	amount		Value(a)
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	3.50	2,393,752		1,420,285

Total				7,951,408

Electric (0.2%)
Energy Future Holdings
Tranche B3 Term Loan
10-10-14	3.82-3.88	11,874,722		8,139,172
Media Cable (0.2%)
Charter Communications Operating LLC
Term Loan
03-05-14	6.25	6,359,856		5,471,257
Wirelines (0.2%)
Fairpoint Communications
Tranche B Term Loan
TBD	TBD	1,940,000	(g,r)	1,392,920
03-31-15	5.75	7,715,808		5,539,950

Total				6,932,870

Total Senior Loans (Cost: $26,753,402)				$28,494,707

Common Stocks (—%)

Issuer		Shares		Value(a)
Crown Paper Escrow		6,950,000	(b,m)	$7
Total Common Stocks (Cost: $—)				$7

Money Market Fund (6.6%)

		Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.27%		237,953,956	(t)	$237,953,956
Total Money Market Fund (Cost: $237,953,956)				$237,953,956

Investments of Cash Collateral Received for Securities on Loan (9.1%)

		Shares		Value(a)
JPMorgan Prime Money Market Fund		329,622,770		$329,622,770
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $329,622,770)				$329,622,770

Total Investments in Securities (Cost: $4,747,056,917)(w)				$4,687,301,661

Futures Contracts Outstanding at May 31, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(1,602)	$(186,507,852)	July 2009	$1,468,350
U.S. Treasury Note, 10-year	(710)	(84,223,750)	June 2009	1,831,066
U.S. Treasury Note, 10-year	(275)	(32,175,000)	Sept. 2009	(91,982)

Total				$3,207,434

Credit Default Swap Contracts Outstanding at May 31, 2009

		Buy/sell	Pay/receive	Expiration	Notional	Unrealized
Counterparty	Referenced entity	protection	fixed rate	date	amount	appreciation

Citibank	Reed Elsevier Capital	Buy	.26%	Sept. 20, 2011	$1,915,000	$12,630
JPMorgan Chase Bank	Cardinal Health	Buy	.225	June 20, 2012	3,860,000	17,772
JPMorgan Chase Bank	NiSource Finance	Buy	.55	Dec. 20, 2012	3,890,000	292,953

Total						$323,355

Forward Foreign Currency Contracts Open at May 31, 2009

	Currency to be	Currency to be	Unrealized	Unrealized
Exchange date	delivered	received	appreciation	depreciation

July 1, 2009	6,731,000	10,730,493	$—	$(148,047)
	British Pound	U.S. Dollar
July 1, 2009	54,037,000	7,139,973	797	—
	Swedish Krona	U.S. Dollar
July 1, 2009	19,352,000	17,867,645	—	(263,401)
	Swiss Franc	U.S. Dollar
July 1, 2009	10,732,913	13,768,000	269,213	—
	U.S. Dollar	Australian Dollar
July 1, 2009	7,153,264	11,567,000	247,650	—
	U.S. Dollar	New Zealand Dollar
July 1, 2009	17,876,319	114,530,000	271,539	—
	U.S. Dollar	Norwegian Krone

Total			$789,199	$(411,448)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2009, the value of foreign securities represented 6.8% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of these securities amounted to $259,228,314 or 7.2% of net assets.

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(e)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At May 31, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $788,171,394.

(h)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC	—	Ambac Assurance Corporation
FSA	—	Financial Security Assurance
MBIA	—	MBIA Insurance Corporation

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(j)	Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(k)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2009.

(l)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at May 31, 2009.

(m)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2009, was $4,959,879 representing 0.1% of net assets. Information concerning such security holdings at May 31, 2009, is as follows:

	Acquisition
Security	dates	Cost

Crown Paper Escrow
Common	04-16-07	$—
United Artists Theatre Circuit
Pass-Through Ctfs
9.30% 2015	02-23-96 thru 08-12-96	4,789,220

(n)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(o)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2009:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
06-01-24 5.50%	$13,000,000	06-16-09	$13,562,656	$13,564,694

(p)	At May 31, 2009, security was partially or fully on loan.

(q)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(s)	At May 31, 2009, investments in securities included securities valued at $2,971,027 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(t)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at May 31, 2009.

(u)	This position is in bankruptcy.

(v)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(w)	At May 31, 2009, the cost of securities for federal income tax purposes was approximately $4,747,057,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$94,850,000
Unrealized depreciation	(154,605,000)

Net unrealized depreciation	$(59,755,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

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Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2009:

	Fair value at May 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in securities	$1,185,158,591	$3,456,326,935	$45,816,135	$4,687,301,661
Other financial instruments*	3,207,434	701,106	—	3,908,540

Total	$1,188,366,025	$3,457,028,041	$45,816,135	$4,691,210,201

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in
securities
Balance as of Aug. 31, 2008	$90,234,544
Accrued discounts/premiums	(856,852)
Realized gain (loss)	(9,548,761)
Change in unrealized appreciation (depreciation)*	(6,249)
Net purchases (sales)	(15,651,763)
Transfers in and/or out of Level 3	(18,354,784)
Balance as of May 31, 2009	$45,816,135

*	Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2009 was $22,949,501.

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Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Diversified Income Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan President and Principal Executive Officer

Date July 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan President and Principal Executive Officer

Date July 29, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox Treasurer and Principal Financial Officer

Date July 29, 2009